HTM Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 262,708	$ 297,059
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	132
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	2,252
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	15,939
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	244,385
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	227,316	255,521
Held-to-maturity, fair value, remaining contractual maturity, due within one year	132
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	2,159
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	15,952
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 209,073
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.87%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	2.40%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	3.87%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	6.99%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.59%
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 3,790	16,202
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	3,790
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	2,287	14,285
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 2,287
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	1.59%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	1.59%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 18,624	30,985
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	132
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	491
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	704
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	17,297
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	15,688	26,608
Held-to-maturity, fair value, remaining contractual maturity, due within one year	132
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	475
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	691
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 14,390
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.37%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	2.40%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	1.66%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	2.84%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.37%
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 209,170	216,966
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	209,170
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	178,388	182,744
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	0
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 178,388
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	2.36%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	2.36%
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 1,276	1,253
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	30
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	36
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	1,210
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	1,174	1,106
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	34
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	35
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 1,105
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	3.27%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	4.62%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	4.34%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	3.21%
Collateralized loan obligations [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 28,122	29,926
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	5
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	15,199
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	12,918
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	28,134	29,200
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	5
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	15,226
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 12,903
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	7.07%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	6.66%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	7.18%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	6.94%
Other debt securities [Member]
Debt Securities, Held-to-Maturity, Amortized Cost Excluding Accrued Interest, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling Maturity [Abstract]
Held-to-maturity, amortized cost, net	$ 1,726	1,727
Held-to-maturity, amortized cost, net, remaining contractual maturity, due within one year	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after one year through five years	1,726
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, amortized cost, net, remaining contractual maturity, due after ten years	0
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value, Rolling Maturity [Abstract]
Held-to-maturity, fair value	1,645	$ 1,578
Held-to-maturity, fair value, remaining contractual maturity, due within one year	0
Held-to-maturity, fair value, remaining contractual maturity, due after one year through five years	1,645
Held-to-maturity, fair value, remaining contractual maturity, due after five years through ten years	0
Held-to-maturity, fair value, remaining contractual maturity, due after ten years	$ 0
Debt Securities, Held-to-Maturity, Rolling Maturity, Weighted Average Yield [Abstract]
Held-to-maturity weighted average yield	4.47%
Held-to-maturity, weighted average yield, remaining contractual maturity, due within one year	0.00%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after one year through five years	4.47%
Held-to-maturity, weighted average yield, remaining contractual maturity, due after five years through ten years	0.00%
Held-to-maturity, weighed average yield, remaining contractual maturity, due after ten years	0.00%